Shareholders' equity - Movements in BSPCE and BSA share warrants (Details)							12 Months Ended
	Dec. 15, 2023 EquityInstruments € / shares	May 25, 2023 EquityInstruments € / shares	Apr. 16, 2021 EquityInstruments € / shares	Mar. 09, 2020 EquityInstruments € / shares	Jun. 28, 2019 EquityInstruments € / shares	May 29, 2017 EquityInstruments € / shares	Dec. 31, 2025 EquityInstruments € / shares shares	Dec. 31, 2025 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2025 EquityInstruments € / shares shares	Dec. 31, 2024 EquityInstruments € / shares shares	Dec. 31, 2024 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2024 EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares shares	Dec. 31, 2023 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares shares
Shareholders' equity
Outstanding, Beginning balance										1,410,814			790,600
Issued													1,060,000
Exercised													(363,000)
Forfeited / Lapsed													(76,786)
Outstanding, Ending balance								0					1,410,814
BSPCE and BSA Share Warrants
Shareholders' equity
Outstanding, Beginning balance							776,333			776,333			806,800
Issued													30,000
Forfeited / Lapsed													(60,467)
Outstanding, Ending balance							776,333			776,333			776,333
Number of exercisable shares							746,333	746,333	746,333	746,333	746,333	746,333	732,000	732,000	732,000
Number of shares callable by warrants | shares							776,333	776,333	776,333	776,333	776,333	776,333	776,333	776,333	776,333
Expense from share-based payment transactions | €								€ 30,000			€ 236,000			€ 827,000
BSPCE plans
Shareholders' equity
Outstanding, Beginning balance							430,000			430,000			488,800
Forfeited / Lapsed													(58,800)
Outstanding, Ending balance							430,000			430,000			430,000
Number of exercisable shares							430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000
Number of shares callable by warrants | shares							430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000
BSPCE - Plan 2013
Shareholders' equity
Exercise price (in euros) | € / shares										€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance													8,800
Forfeited / Lapsed													(8,800)
Number of bonus shares lapsed													8,800
BSPCE - Plan 2021
Shareholders' equity
Exercise price (in euros) | € / shares			€ 11.74				€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance							430,000			430,000			480,000
Issued			600,000
Forfeited / Lapsed													(50,000)
Outstanding, Ending balance							430,000			430,000			430,000
Number of exercisable shares							430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000	430,000
BSPCE - Plan 2021 | Based on Market Condition
Shareholders' equity
Forfeited / Lapsed													(30,000)
BSPCE - Plan 2021 | Based on Non-Market Condition
Shareholders' equity
Forfeited / Lapsed													(20,000)
BSA Plans
Shareholders' equity
Outstanding, Beginning balance							346,333			346,333			318,000
Issued													30,000
Forfeited / Lapsed													(1,667)
Outstanding, Ending balance							346,333			346,333			346,333
Number of exercisable shares							316,333	316,333	316,333	316,333	316,333	316,333	302,000	302,000	302,000
Number of shares callable by warrants | shares							346,333	346,333	346,333
BSA - Plan 2017
Shareholders' equity
Exercise price (in euros) | € / shares						€ 6.675	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance							130,000			130,000			130,000
Issued						195,000
Outstanding, Ending balance							130,000			130,000			130,000
Number of exercisable shares							130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000
BSA - Plan 2018
Shareholders' equity
Exercise price (in euros) | € / shares							€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07
Outstanding, Beginning balance							116,000			116,000			116,000
Outstanding, Ending balance							116,000			116,000			116,000
Number of exercisable shares							116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000
BSA - 2019 plan
Shareholders' equity
Exercise price (in euros) | € / shares					€ 2.2		€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2
Outstanding, Beginning balance							10,000			10,000			10,000
Issued					10,000
Outstanding, Ending balance							10,000			10,000			10,000
Number of exercisable shares							10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
BSA 2019 bis
Shareholders' equity
Exercise price (in euros) | € / shares				€ 3.68			€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance							10,000			10,000			10,000
Issued				10,000
Outstanding, Ending balance							10,000			10,000			10,000
Number of exercisable shares							10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
BSA 2019 ter
Shareholders' equity
Exercise price (in euros) | € / shares				€ 3.68			€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance							36,000			36,000			36,000
Issued				36,000
Outstanding, Ending balance							36,000			36,000			36,000
Number of exercisable shares							36,000	36,000	36,000	36,000	36,000	36,000	36,000	36,000	36,000
BSA 2021
Shareholders' equity
Exercise price (in euros) | € / shares			€ 11.74				€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance							14,333			14,333			16,000
Issued			50,000
Forfeited / Lapsed													(1,667)
Outstanding, Ending balance							14,333			14,333			14,333
Number of exercisable shares							14,333	14,333	14,333	14,333	14,333	14,333
BSA 2021 | Based on Non-Market Condition
Shareholders' equity
Forfeited / Lapsed													(1,667)
BSA 2023-1
Shareholders' equity
Exercise price (in euros) | € / shares		€ 2.51					€ 2.51	€ 2.51	€ 2.51	€ 2.51	€ 2.51	€ 2.51	€ 2.51	2.51	€ 2.51
Outstanding, Beginning balance							10,000		10,000	10,000		10,000
Issued		10,000											10,000
Outstanding, Ending balance							10,000			10,000		10,000	10,000		10,000
BSA 2023-2
Shareholders' equity
Exercise price (in euros) | € / shares	€ 3.91						€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91	€ 3.91
Outstanding, Beginning balance							20,000			20,000
Issued	20,000												20,000
Outstanding, Ending balance							20,000			20,000			20,000